PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,111
Computer equipment	514,059	734,664	118,406
Furniture and fixtures	9,185	8,391	1,352
Leasehold improvements	19,725	19,371	3,122
Motor vehicles	6,295	9,296	1,498

	562,364	784,822	126,489
Less: accumulated depreciation	(321,662)	(365,936)	(58,977)
Less: accumulated impairment	(52)	—	—

	240,650	418,886	67,512

Schedule of depreciation expenses

	For the years ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	51,911	45,581	79,348	12,788
Sales and marketing expenses	712	280	198	32
General and administrative expenses	1,171	5,706	5,796	934
Research and development expenses	6,096	8,309	9,484	1,529

	59,890	59,876	94,826	15,283

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,111
Computer equipment	—	37,728	6,081

	13,100	50,828	8,192
Less: accumulated depreciation	(3,875)	(7,398)	(1,192)

	9,225	43,430	7,000